Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,560,922.80
Previously Paid Amount	0.00
Total Fee Amount	4,152.37
Total Offset Amount	0.00
Net Fee	$ 4,152.37